Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Financial Assets and Financial Liabilities
11.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES

11(a)Other financial assets and liabilities

	As of December 31,
	2018	2017
	US$’000	US$’000
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	2,332	—
Financial assets - available for sale
Equity instrument(Note 11(d))	—	2,747
	2,332	2,747
Financial liabilities at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	142	139

(i)	Financial assets and liabilities at fair value through profit or loss

Financial assets and liabilities at fair value through profit or loss reflect the changes in fair value of those foreign exchange forward contracts that are not designated in hedge relationships, but are intended to reduce the level of foreign currency risk for expected sales and purchase transactions.

(ii)	Financial assets at fair value through other comprehensive income - unquoted equity instrument

On January 1, 2018, the date of initial application of IFRS 9, the Company elected to reclassify its unquoted equity instrument in Thai Metal Processing Co., Ltd (“TMP”), which is engaged in the fabrication of copper rods, from financial assets – available-for-sale to financial assets at fair value through other comprehensive income due to the investment being hold as a long-term strategic investment and not expected to be sold in the short to medium term. During the years ended December 31, 2018, 2017, and 2016, the Company received dividends of $105, $100, and $96 from TMP, respectively, which were recorded in other income(Note 7(e)) in the consolidated income statements.

11.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)

11(b)Interest-bearing loans and borrowings

Under the line of credit arrangements for short-term debt with the Company’s banks, the Company may borrow up to approximately $275,334 and $250,923 as of December 31, 2018 and 2017, respectively, on such terms as the Company and the banks may mutually agree upon. These arrangements do not have termination dates but are reviewed annually for renewal. As of December 31, 2018 and 2017, the unused portion of the credit lines was approximately $182,361 and $144,478, respectively, which included unused letters of credit amounting to $92,256 and $74,911, respectively.

Letters of credit are issued by the Company in the ordinary course of business through major financial institutions as required by certain vendor contracts. As of December 31, 2018 and 2017, the Company had open letters of credit amounting to $22,426 and $37,559, respectively. Liabilities relating to the opened letters of credit are included in current liabilities.

	As of December 31,
	2018				2017
	Interest rate	Maturity	Local currency		Interest rate	Maturity	Local currency
	%		‘000	US$’000%			‘000	US$’000
Current interest-bearing loans and borrowings
Bank loans					3.20 ~ 3.50	Feb. 2018	USD$3,800	3,800
Bank loans	4.70 ~ 4.79	Jan. 2019 ~ Sept. 2019	RMB$42,100	6,130	4.70 ~ 5.22	Apr. 2018 ~ Sept. 2018	RMB$30,000	4,602
Trust receipt	1.10 ~ 2.10	Jan. 2019 ~ Jun. 2019	THB$602,150	18,684	1.70 ~ 2.60	Jan. 2018 ~ Jun. 2018	THB$1,058,995	32,649
Trust receipt					2.47 ~ 2.54	Feb. 2018	SGD$134	100
Total				24,814				41,151

11.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)

11(c)Hedging activities and derivatives

(i)	Commodity price risk

The Company purchases copper on an ongoing basis as its operating activities require a continuous supply of copper for manufacturing products. To reduce the exposures to copper shortage, the Company enters into purchase contracts with commitment of monthly minimum purchase at market prices for selected operating units. The majority of these transactions take the form of contracts that are entered into and continue to be held for the purpose of receipt or delivery of the copper based on the Company’s expected purchase, sale or usage requirements. Such purchase commitment contracts are not deemed financial instruments or derivatives. To date, these contract positions have not had a material effect on the Company’s financial position, results of operations, and cash flow.

(ii)	Foreign currency risk

The Company enters into foreign exchange forward contracts with the intention to reduce the foreign exchange risk of expected sales and purchase transactions. These contracts are entered into the periods consistent with foreign currency exposure of the underlying transaction, generally from one to 12 months. These contracts are not designated in hedge relationships, and are measured at fair value through profit or loss.

As of December 31, 2018 and 2017, the Company had outstanding forward contracts with notional amounts of $(9.4) million and $(18.9) million respectively.  The outstanding forward contracts mature between April 29, 2018 and June 17, 2019. The Company recognized gain(loss) on forward contracts as other income(expenses) – refer to Note 7(e) and Note 7(f).

The forward contract balance varies with the expected foreign currency transactions and changes in foreign exchange rate.

	2018		2017
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Foreign currency forward contracts
Fair value	—	142	—	139

11.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)

11(d)Fair values

Set out below is a comparison of the carrying amounts and fair value of the Company’s financial instruments that are carried in the financial statements:

	Carrying amount		Fair value
	As of December 31,		As of December 31,
	2018	2017	2018	2017
	US$’000	US$’000	US$’000	US$’000
Financial assets-current
Cash and cash equivalents	60,778	46,093	60,778	46,093
Trade receivables	79,617	112,403	79,617	112,403
Other receivables	12,422	9,509	12,422	9,509
Due from related parties	12,061	13,354	12,061	13,354
Financial assets-non-current
Financial assets at fair value through other comprehensive income	2,332	—	2,332	—
Financial assets – available for sale	—	2,747	—	2,747
Long-term bank deposits*	887	475	887	475
Total	168,097	184,581	168,097	184,581

Financial liabilities-current
Interest-bearing loans and borrowings	24,814	41,151	24,814	41,151
Trade and other payables	21,127	28,850	21,127	28,850
Due to related parties	2,997	7,342	2,997	7,342
Financial liabilities at fair value through profit or loss	142	139	142	139
Financial lease liabilities	44	36	44	36
Financial liabilities-non-current
Financial lease liabilities	46	42	46	42
Total	49,170	77,560	49,170	77,560
* included in other non-current assets

(i)	Methods and assumptions used to estimate fair value

The fair value of the financial assets and liabilities is included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

►

Cash and cash equivalents, trade receivables, other receivables, due from related parties, trade and other payables, due to related parties, and financial lease liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

►

Fixed-rate and variable-rate receivables are evaluated by the Company based on parameters such as interest rates, specific country risk factors, individual creditworthiness of the customer and the risk characteristics of the financed project. Based on this evaluation, allowances were provided to account for the expected losses of these receivables. As of December 31, 2018 and 2017, the carrying amounts of such receivables, net of allowances, were not materially different from their calculated fair values.

►

Fixed rate long-term bank deposits and fixed rate and variable-rate borrowings are evaluated using discounted cash flows and the market rates or current rates for deposits of similar remaining maturities.

►	Fair value of financial liabilities at fair value through profit or loss - derivatives is derived from inputs other than quoted prices that are observable for the asset or liability.
11.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)
(i)	Methods and assumptions used to estimate fair value (continued)
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Fair value of financial assets at fair value through other comprehensive income, which was previously classified as available-for-sale financial assets as at December 31, 2017, is estimated using appropriate valuation techniques. Refer to Note 11(d)(ii) for the technique used.

►

Fair value of interest-bearing borrowings and loans are determined by using discounted cash flow method with discount rate that reflects the issuer’s borrowing rate as of the end of the reporting period. The non-performance risk as of December 31, 2018 was assessed to be insignificant.

(ii)	Description of significant unobservable inputs to valuation

	Valuation technique	Significant unobservable inputs	Liquidity discount (2018 and 2017)	Sensitivity of the input to fair value
				2018	2017
Financial asset
Unquoted equity instrument	Market Approach Method	Liquidity Discount	30%	5% decrease in the discount would increase in fair value by $167	5% decrease in the discount would increase in fair value by $203

The Company estimates the fair value of investment in equity instrument by using the market approach (market comparatives approach). The key in this method is the selection of quoted comparable companies and accommodate adjustments to bring the accounts of different companies into a broadly consistent framework for analysis. Then, select appropriate Indicators of Value. The followings should be taken into account:

►	Enterprise Value (EV) versus Market Capitalization;
►	Earnings-based: EBITDA +/or EBIT versus Net Earnings +/or Net Cash Flow
►	Balance Sheet based: Net Total Assets versus Shareholders Funds

Discount for the lack of liquidity to reflect the lesser liquidity of this equity instrument compared with those of its comparable public company peers. The Company assessed the discount for the lack of liquidity to be 30 percent on the basis of relevant studies applicable in the region and industry as well as on the specific facts and circumstances of the equity instrument. The equity instrument’s finance performance is characterized by stable, consistent growth and profitability. The Company believes the liquidity discount of 30% would be appropriate.

The Company carries the equity instrument as financial assets at fair value through other comprehensive income classified as level 3 within the fair value hierarchy.  A reconciliation of the beginning and closing balances is summarized below:

	2018	2017
	US$’000	US$’000
At January 1	2,747	2,765
Re-measurement financial assets to fair value, recognized in other comprehensive income/(loss)	(419)	(80)
Exchange difference on translation	4	62
At December 31	2,332	2,747